Summary of Significant Accounting Policies - Common stock subject to possible redemption (Details) - Kingswood Acquisition Corp - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Remeasurement adjustment of carrying value to redemption value	$ 241,296	$ 387,186
Trust funding - for extension from Wentworth	622,965
Class A common stock subject to possible redemption
Summary of Significant Accounting Policies
As of beginning of the period	5,211,674	117,861,531
Redemptions	(164,309)	(113,037,043)
Redemptions payable	(124,176)
Receivable from Sponsor for Trust funding	138,437
Remeasurement adjustment of carrying value to redemption value	864,261	387,186
Class A common stock subject to possible redemption	$ 5,925,887	$ 5,211,674